Offsetting Financial Assets and Financial Liabilities - Summary of Offsetting Financial Assets and Financial Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure Of Off Setting Of Financial Assets And Liabilities [line items]
Gross amounts of recognized financial instruments before balance sheet netting	$ 254,005	$ 236,027
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	30,601	21,198
Net amount of financial instruments presented in the Consolidated Balance Sheet	223,404	214,829
Amounts subject to an enforceable master netting agreement	73,305	47,094
Collateral	138,596	150,743
Net Amount	11,503	16,992
Gross amounts of recognized financial instruments before balance sheet netting	272,680	197,105
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	30,601	21,198
Net amount of financial instruments presented in the Consolidated Balance Sheet	242,079	175,907
Amounts subject to an enforceable master netting agreement	73,305	47,094
Collateral	166,880	128,382
Net Amount	1,894	431
Derivative Financial Assets [member]
Disclosure Of Off Setting Of Financial Assets And Liabilities [line items]
Gross amounts of recognized financial instruments before balance sheet netting	55,732	55,973
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	1,490	7,079
Net amount of financial instruments presented in the Consolidated Balance Sheet	54,242	48,894
Amounts subject to an enforceable master netting agreement	34,970	32,664
Collateral	8,914	8,840
Net Amount	10,358	7,390
Securities purchased under reverse repurchase agreements [member]
Disclosure Of Off Setting Of Financial Assets And Liabilities [line items]
Gross amounts of recognized financial instruments before balance sheet netting	198,273	180,054
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	29,111	14,119
Net amount of financial instruments presented in the Consolidated Balance Sheet	169,162	165,935
Amounts subject to an enforceable master netting agreement	38,335	14,430
Collateral	129,682	141,903
Net Amount	1,145	9,602
Derivative financial liabilities [member]
Disclosure Of Off Setting Of Financial Assets And Liabilities [line items]
Gross amounts of recognized financial instruments before balance sheet netting	54,693	57,130
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	1,490	7,079
Net amount of financial instruments presented in the Consolidated Balance Sheet	53,203	50,051
Amounts subject to an enforceable master netting agreement	34,970	32,664
Collateral	16,998	17,387
Net Amount	1,235
Obligations related to securities sold under repurchase agreements [member]
Disclosure Of Off Setting Of Financial Assets And Liabilities [line items]
Gross amounts of recognized financial instruments before balance sheet netting	217,987	139,975
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	29,111	14,119
Net amount of financial instruments presented in the Consolidated Balance Sheet	188,876	125,856
Amounts subject to an enforceable master netting agreement	38,335	14,430
Collateral	149,882	110,995
Net Amount	$ 659	$ 431